Long-Term Debt	3 Months Ended
Nov. 30, 2013
Long-Term Debt [Abstract]
Long-Term Debt

(6) Long-Term Debt

Long-term debt is summarized as follows:

	As of August 31,		As of November 30,
	2012	2013	2013
			(Unaudited)
Capital leases	$390	$236	$195
Less current portion	(134)	(154)	(135)

Long term debt (capital leases)	$256	$82	$60

The aggregated maturities of debt as of August 31, 2013 are as follows:

2014	$154
2015	73
2016	9
$236

The aggregaate maturities of debt as of November 30, 2013 (unaudited) a re as follows.

Remaining nine months of fiscal year 2014	$113
2015	73
2016	9